Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2014	Jul. 31, 2013	Jan. 31, 2014 Cortelco Systems Holding Corp [Member]	Jul. 31, 2013 Cortelco Systems Holding Corp [Member]	Dec. 31, 2013 Inventergy Inc [Member]
Noncontrolling Interest [Line Items]
Summary of share-based compensation activity
Activity in the Company’s stock option plans since July 31, 2013 is as follows:

Weighted
	Shares		Average
	Available	Options	Exercise
	for Grant	Outstanding	Price

Options at August 1, 2013	315,944	60,333	$11.78
Granted	-	-	-
Exercised	-	-	-
Cancelled	-	-	-
Options at January 31, 2014	315,944	60,333	$11.78

Activity in the Company’s stock option plans during fiscal years 2013 and 2012 is as follows:

	2013
			Weighted
	Shares		Average
	Available	Shares	Exercise
	for Grant	Outstanding	Price
Beginning of year	307,344	68,933	$11.19
Granted	-	-	-
Exercised	-	-	-
Cancelled	8,600	(8,600)	7.07
End of year	315,944	60,333	$11.78

	2012
			Weighted
	Shares		Average
	Available	Shares	Exercise
	for Grant	Outstanding	Price
Beginning of year	302,756	73,521	$10.80
Granted	-	-	-
Exercised	-	-	-
Cancelled	4,588	(4,588)	5.03
End of year	307,344	68,933	$11.19

Activity in the Company’s stock option plans since July 31, 2013 is as follows:

Weighted
	Shares		Average
	Available	Options	Exercise
	for Grant	Outstanding	Price

Options at August 1, 2013	315,944	60,333	$11.78
Granted	-	-	-
Exercised	-	-	-
Cancelled	-	-	-
Options at January 31, 2014	315,944	60,333	$11.78

Activity in the eOn stock option plans during fiscal years 2013 and 2012 is as follows:

	2013
			Weighted
	Shares		Average
	Available	Shares	Exercise
	for Grant	Outstanding	Price
Beginning of year	307,344	68,933	$11.19
Granted	-	-	-
Exercised	-	-	-
Cancelled	8,600	(8,600)	7.07
End of year	315,944	60,333	$11.78

	2012
			Weighted
	Shares		Average
	Available	Shares	Exercise
	for Grant	Outstanding	Price
Beginning of year	302,756	73,521	$10.80
Granted	-	-	-
Exercised	-	-	-
Cancelled	4,588	(4,588)	5.03
End of year	307,344	68,933	$11.19

Common stock option and restricted stock award activity under the Plan was as follows:

		Options and RSAs Outstanding
	Shares		Weighted Average
	Available	Number	Exercise Price
	For Grant	of Shares	Per Share
Balance, Inception	-	-	$-
Balance at December 31, 2012	-	-	$-
Authorized	2,050,000	-	$-
Options Granted	(915,000)	915,000	$3.21
Restricted Awards Granted	(225,000)	225,000

Balance at December 31, 2013	910,000	1,140,000

Total vested and expected to vest shares (options)		868,459	$3.21

Outstanding options
Information regarding the stock options outstanding under the Company’s stock option plans at July 31, 2013 is summarized as follows:

		Weighted
		Average	Weighted		Weighted
	Outstanding	Remaining	Average	Exercisable	Average
	at July 31,	Contractual	Exercise	at July 31,	Exercise
Range of Exercise Prices	2013	Life	Price	2013	Price
$ 5.01 — $10.00	30,000	2.9 years	7.15	30,000	7.15
$15.01 — $20.00	30,333	0.6 years	16.35	30,333	16.35
	60,333	1.7 years	$11.78	60,333	$11.78

Information regarding the stock options outstanding under eOn’s stock option plans at July 31, 2013 is summarized as follows:

		Weighted
		Average	Weighted		Weighted
	Outstanding	Remaining	Average	Exercisable	Average
	at July 31,	Contractual	Exercise	at July 31,	Exercise
Range of Exercise Prices	2013	Life	Price	2013	Price
$ 5.01 — $10.00	30,000	2.9 years	7.15	30,000	7.15
$15.01 — $20.00	30,333	0.6 years	16.35	30,333	16.35
	60,333	1.7 years	$11.78	60,333	$11.78

The following table summarizes information with respect to stock options outstanding at December 31, 2013:

Options Outstanding			Options Exercisable
		Weighted		Weighted
		Average		Average
		Remaining		Exercise
Exercise Price	Shares	Contractual Life	Shares	Price Per
Per Share	Outstanding	(in years)	Exercisable	Share
$3.21	915,000	9.94	33,000	$3.21
	915,000	9.94	33,000	$3.21

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The fair value of employee stock options granted was estimated using the following weighted-average assumptions for the year ended December 31, 2013 and for the period from January 12, 2012 (inception) to December 31, 2013 was as follows:

	For the	January 12, 2012
	Year Ended	(inception) to
	December 31, 2013	December 31, 2013

Expected volatility	80%	80%
Risk free rate	1.77%	1.77%
Dividend yield	0%	0%
Expected term (in years)	5.93	5.93

Schedule Of Stock Based Compensation Of Employees And Non Employees
Stock-based compensation for employees and non-employees related to options and RSAs recognized for the year ended December 31, 2013 and for the period from January 12, 2012 (inception) to December 31, 2013 was as follows:

	For the	January 12, 2012
	Year Ended	(inception) to
	December 31, 2013	December 31, 2013
Operating expenses
Selling, general and administrative	$1,872,104	$1,872,104